Other liabilities and provisions - Classification (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other liabilities and provisions
Other non-current liabilities	$ 325
Current Provisions	10	$ 13
Non-current Provisions	18	20
Other liabilities and provisions	$ 353	$ 33